Cover	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed to update the Current Report on Form 8-K of ContextLogic Inc. (the “Company”) filed on August 7, 2025. The sole purpose of this amendment is to correct the previously disclosed CIK of ContextLogic Holdings Inc. (“Holdings”) and provide that, as a result of Holdings becoming the successor issuer to the Company, future filings with the SEC will be filed by Holdings under CIK No. 2064307.
Document Period End Date	Aug. 06, 2025
Entity File Number	001-39775
Entity Registrant Name	ContextLogic Inc.
Entity Central Index Key	0001822250
Entity Tax Identification Number	27-2930953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2648 International Blvd.
Entity Address, Address Line Two	Ste 115
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94601
City Area Code	(415)
Local Phone Number	965-8476
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false